Other Current Assets and Other Current Financial Assets - Summary of Other Current Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Other Current Assets [abstract]
Prepaid expenses			$ 1,354		$ 1,876
Agreements with customers			294		146
Total	$ 87		$ 1,648	[2]	$ 2,022

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1